Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 46,657	$ 42,538	$ 43,777	$ 44,310	$ 34,005	$ 32,447	$ 33,861	$ 35,324	$ 177,282	$ 135,637	$ 115,047
Operating expenses:
Cost of revenues (excluding amortization of internal use software)	16,760	15,210	15,620	17,057	14,504	12,537	13,244	15,366	64,647	55,651	50,205
Sales and marketing, technology and development and general and administration	21,153	18,635	19,214	19,027	13,937	13,299	13,760	14,103
Amortization and change in contingent consideration	3,429	3,713	4,094	4,438	3,167	2,985	2,682	2,493	15,674	11,327	7,764
Total operating expenses	41,342	37,558	38,928	40,522	31,608	28,821	29,686	31,962	158,350	122,077	107,013
Income from operations	5,315	4,980	4,849	3,788	2,397	3,626	4,175	3,362	18,932	13,560	8,034
Other income (expense):
Interest income	3	14	9	10	9	7	9	11	36	36	220
Interest expense	(459)	(456)	(452)	(405)	(172)	(125)	(111)	(86)	(1,772)	(494)	(188)
Other, net	2	19	419	(11)	(217)	627	51	(110)
Income (loss) before income taxes	4,861	4,557	4,825	3,382	2,017	4,135	4,124	3,177	17,625	13,453	(18,454)
Income tax (provision) benefit	(2,119)	(2,034)	(1,601)	(1,372)	20,503	(234)	(253)	(148)	7,126	(19,868)	(1,204)
Net income	2,742	2,523	3,224	2,010	22,520	3,901	3,871	3,029	10,499	33,321	(17,250)
Accretion of redemption premium (expense) benefit			(778)	(1,523)	(904)	387	(2,924)	(2,768)	(260)	1,587
Net income (loss) attributable to common stockholders	$ 2,742	$ 2,523	$ 2,446	$ 487	$ 21,616	$ 4,288	$ 947	$ 261	$ 8,198	$ 27,112	$ (23,990)
Net income per share attributable to common stockholders:
Basic	$ 0.09	$ 0.09	$ 0.17	$ 0.32	$ 14.02	$ 2.79	$ 0.62	$ 0.17	$ 0.45	$ 17.65	$ (15.70)
Diluted	$ 0.09	$ 0.08	$ 0.10	$ 0.02	$ 1.03	$ 0.17	$ 0.06	$ 0.02	$ 0.33	$ 1.43	$ (15.70)
Shares Outstanding
Basic	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Diluted	31,898	31,632	24,349	16,986	21,825	19,379	16,450	16,143	24,414	20,086	1,528